Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 4,436,194	₩ 4,866,092	₩ 5,511,236
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	12,814,796	12,087,452
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(8,121,447)	(7,164,105)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(257,155)	(57,255)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,932,765	2,647,501	3,139,978
Frequency usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,210,882	6,210,882
Frequency usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,079,729)	(3,563,381)
Frequency usage rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(198,388)
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,720	7,349	10,511
Land usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	50,503	53,265
Land usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(45,783)	(45,916)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	71,442	66,824	83,627
Industrial rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	116,889	110,380
Industrial rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(45,300)	(43,522)
Industrial rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(147)	(34)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	9,364	11,146	8,990
Development costs [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	67,989	63,840
Development costs [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(54,771)	(50,127)
Development costs [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,854)	(2,567)
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	21,880	25,832	31,027
Facility usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	159,865	157,664
Facility usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(137,985)	(131,832)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	919,863	591,371	625,091
Customer relations [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,091,146	607,435
Customer relations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(171,283)	(16,064)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	106,865	80,410	80,475
Club memberships [Member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	139,349	112,571
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(32,484)	(32,161)
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	374,096	374,096	374,096
Brands [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	374,096	374,096
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	995,199	1,061,563	₩ 1,157,441
Other [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,604,077	4,397,319
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,586,596)	(3,313,263)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (22,282)	₩ (22,493)